REVENUE, OTHER INCOME AND GAINS - Summary of Transaction Price Composition (Details) - Novartis - USD ($) $ in Thousands		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	$ 125,300	$ 125,310	$ 0
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	120,700	120,710	0
PO2: Supply of materials
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	$ 4,600	$ 4,600	$ 0